BORROWINGS (Schedule of Principal Maturities of Bank Borrowings) (Details) (USD $)	Dec. 31, 2013
BORROWINGS [Abstract]
2014	$ 50,049,843
2015	77,056,937
2016	57,813,350
Total	$ 184,920,130